Reconciliation from Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefits (Details) - EBP 003 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 11,283,861	$ 9,060,679
Contributions receivable	(27,012)	(7,276)
Value adjustment for the Fidelity MIP Fund	(2,824)	(4,464)
Net assets, per Form 5500	$ 11,254,025	$ 9,048,939